Operating Segment Information and Concentrations of Risk - Additional Information (Detail) - Customer	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Percentage of gross sales individually account for one customer	10.00%	10.00%	10.00%
Number of customer	1
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	9.10%	8.10%
Net Sales [Member] | Geographic Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	21.00%	22.00%	25.00%